LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 7,006,248		$ 4,912,442
Net cash provided by (used in) operating activities	3,790,484	$ (108,516)
Future minimum capital expenditure payable for construction-in-progress for twelve months	4,400,000
Future minimum capital expenditure payable for construction-in-progress for year five	1,900,000
Tax payable	$ 4,951,940		$ 4,443,192